Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Related Party Transactions
Related Party Transactions
The following table lists the Company’s significant subsidiaries and jointly-controlled entities and their respective places of incorporation, continuance or organization, as the case may be, and the Company’s percentage equity interest (to the nearest whole number) as at December 31, 2018. All of the entities listed below, except as otherwise indicated, are 100 percent beneficially owned, or controlled or directed, directly or indirectly, by the Company.

Significant Subsidiaries and Joint Operations	%	Jurisdiction
Husky Oil Operations Limited	100	Alberta
Husky Energy International Corporation	100	Alberta
Lima Refining Company	100	Delaware
Husky Marketing and Supply Company	100	Delaware
Husky Oil Limited Partnership	100	Alberta
Husky Terra Nova Partnership	100	Alberta
Husky Downstream General Partnership	100	Alberta
Husky Energy Marketing Partnership	100	Alberta
Sunrise Oil Sands Partnership	50	Alberta
BP-Husky Refining LLC	50	Delaware

Each of the related party transactions described below was made on terms equivalent to those that prevail in arm’s length transactions.
The Company performs management services as the operator of the assets held by HMLP for which it recovers shared service costs. The Company is also the contractor for HMLP and constructs its assets on a cost recovery basis with certain restrictions. HMLP charges an access fee to the Company for the use of its pipeline systems in performing the Company’s blending business, and the Company also pays for transportation and storage services. These transactions are related party transactions, as the Company has a 35 percent ownership interest in HMLP and the remaining ownership interests in HMLP belong to PAH and CKI, which are affiliates of one of the Company’s principal shareholders. For the year ended December 31, 2018, the Company charged HMLP $448 million (December 31, 2017 – $412 million) related to construction costs and management services. For the year ended December 31, 2018, the Company had purchases from HMLP of $200 million (December 31, 2017 – $203 million) related to the use of the pipeline for the Company’s blending activities, transportation and storage activities, received distributions of $139 million (December 31, 2017 – $25 million) and paid capital contributions of $40 million (December 31, 2017 – $17 million). At December 31, 2018, the Company had $140 million due from HMLP, of which nil relates to unbilled revenue from construction contracts on the percentage of completion method (December 31, 2017 – $67 million and $23 million, respectively).
Key management includes Directors (executive and non-executive), Executive Officers and Senior Vice – Presidents of the Company. The amounts disclosed in the table below are the amounts recognized as an expense during the reporting period related to key management personnel:

Compensation of Key Management Personnel
($ millions)	2018	2017
Short-term employee benefits(1)	17	16
Stock-based compensation(2)	33	31
	50	47

(1)
Short-term employee benefits are comprised of salary and benefits earned during the year, plus cash bonuses awarded during the year. Annual bonus awards settled in shares are included in stock-based compensation expense.

(2)	Stock-based compensation expense represents the cost to the Company for participation in share-based payment plans.